Subordinated Debentures - Schedule of Net of Holdings in Debentures (Parenthetical) (Detail) $ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 CAD ($) $ / shares	Oct. 31, 2022 JPY (¥)	Oct. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Conversion of rate outstanding NVCC	125.00%
Subordinated debentures non viability contingent capital [member]
Disclosure of detailed information about borrowings [line items]
Conversion of rate outstanding NVCC	150.00%
Conversion of floor price | $ / shares				$ 5
June 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Redeemable at any time.
December 2025 [member]
Disclosure of detailed information about borrowings [line items]
Subordinated Indebtedness Carrying Value	$ 1,250	$ 1,250
December 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	U.S.$1,250 million.
January 2029 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Jan. 18, 2024	Jan. 18, 2024
Borrowings, adjustment to interest rate basis	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%
January 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Redeemable on or after January 18, 2024. After January 18, 2024, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.58%.
July 2029 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Jul. 03, 2024	Jul. 03, 2024
Borrowings, adjustment to interest rate basis	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
July 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Redeemable on or after July 3, 2024. After July 3, 2024, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.18
August 2085 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Aug. 31, 2023	Aug. 31, 2023
Borrowings, adjustment to interest rate basis	100.00%		100.00%	100.00%
Percentage of the principal amount of subordinated debt redeemable		100.00%			100.00%	100.00%
August 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	On August 31, 2023, the Bank redeemed these notes at 100% of their principal amount plus accrued interest to the redemption date.
May 2037 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Apr. 12, 2027	Apr. 12, 2027
Borrowings, adjustment to interest rate basis	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
Subordinated Indebtedness Carrying Value	$ 1,250	$ 1,250
May 2037 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	U.S.$1,250 million. Redeemable between April 12, 2027, and May 4, 2032. On May 4, 2032, interest will reset at the then prevailing 5-year U.S. treasury rate plus 2.050%.
May 2032 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	May 03, 2027	May 03, 2027
Borrowings, adjustment to interest rate basis	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%
May 2032 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Redeemable on or after May 3, 2027. After May 3, 2027, interest will be payable quarterly at the then prevailing three-month bankers’ acceptance rate plus 1.52%.
December 2032 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Dec. 20, 2027	Dec. 20, 2027
Borrowings, adjustment to interest rate basis	1.681%	1.681%	1.681%	1.681%	1.681%	1.681%
Subordinated Indebtedness Carrying Value | ¥			¥ 33,000		¥ 33,000
December 2032 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	JPY 33,000 million. Redeemable on December 20, 2027. After December 20, 2027, interest will be payable semi-annually at the reference Japanese Government Bond rate plus 1.681% on the reset date.
August 2033 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Aug. 02, 2028	Aug. 02, 2028
Borrowings, adjustment to interest rate basis	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
August 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Redeemable on or after August 2, 2028. After August 2, 2028, interest will be payable at an annual rate equal to Daily Compounded CORRA plus 2.100%.
December 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.477%	1.477%	1.477%	1.477%	1.477%	1.477%
Subordinated Indebtedness Carrying Value				$ 12,000		$ 12,000
December 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	JPY 12,000 million. Redeemable on December 1, 2028. After December 1, 2028, interest rate on the debentures will be reset to the prevailing yield of Japanese Government Bond rate plus 1.477% on the reset date.